Net (loss) income per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dillutive effect of restricted share units	14,060,031
Huya 2017 Share Incentive Plan [Member] | Equity Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dillutive effect of restricted share units		12,514,387	4,661,001
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dillutive effect of restricted share units		1,811,028